Significant Transactions -- Lendmark Sale (Details)			3 Months Ended	5 Months Ended	6 Months Ended	15 Months Ended
	Nov. 13, 2015	Nov. 12, 2015 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2015 USD ($)
Business Acquisition [Line Items]
Period of time the loans were in held for sale					6 months
Number of extensions			2	2	2
Sale of Branches to Lendmark
Business Acquisition [Line Items]
Consideration, percent of aggregate unpaid loan balance		103.00%
Number of days to close	120 days
Sale of Branches to Lendmark | Number of Branches
Business Acquisition [Line Items]
Concentration risk, percentage			6.00%
Sale of Branches to Lendmark | Loans and Leases Receivable, Gross, Consumer, Installment and Revolving
Business Acquisition [Line Items]
Concentration risk, percentage			4.00%
Sale of Branches to Lendmark | Personal loans
Business Acquisition [Line Items]
Loans receivable held for sale			$ 606,000,000	$ 606,000,000	$ 606,000,000		$ 608,000,000
Sale of Branches to Lendmark | Maximum
Business Acquisition [Line Items]
Purchase price threshold for limitations on sale		$ 695,000,000
Lendmark Sale | OneMain
Business Acquisition [Line Items]
Acquisition related costs			$ 33,000,000	$ 95,000,000
Lendmark Sale | OneMain | Scenario, Forecast
Business Acquisition [Line Items]
Acquisition related costs						$ 275,000,000